Shareholder Report, Holdings (Details) - C000241223	Jun. 30, 2024
FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	12.00%
FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	11.00%
FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	9.20%
FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	6.90%
FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.90%
FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.80%
FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.90%
FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.60%
FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
FR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	47.60%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Financials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Materials
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Energy
Holdings [Line Items]
Percent of Net Asset Value	0.30%